Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income - USD ($)	Total	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Dec. 31, 2017	$ 77,923,454	$ 31,539	$ 12,212,844	$ (4,330,712)	$ 2,932,122	$ 67,077,661
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	7,207,221
Other Comprehensive Loss, Net of Tax:	(3,571,122)
Cash Dividends On Common Stock	(1,063,626)
Balance at at Dec. 31, 2018	80,518,433	31,548	12,235,341	(4,330,712)	(27,909)	72,610,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	7,794,487
Other Comprehensive Loss, Net of Tax:	4,495,436
Cash Dividends On Common Stock	(1,123,219)
Balance at at Dec. 31, 2019	91,758,005	31,578	12,308,179	(4,330,712)	4,467,527	79,281,433
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	7,050,604
Other Comprehensive Loss, Net of Tax:	8,473,423
Cash Dividends On Common Stock	(1,301,254)
Balance at at Dec. 31, 2020	$ 111,905,746	$ 34,538	$ 18,230,187	$ (4,330,712)	$ 12,940,950	$ 85,030,783